Consolidated Statements of Cash Flows, Direct - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Types of collection from operating activities
Collections from the sale of goods and services		$ 12,914,844	$ 10,523,146	[1]	$ 13,721,624	[1]
Collections from royalties, payments, commissions, and other income from ordinary activities		44,388	50,068	[1]	61,700	[1]
Collections from premiums and services, annual payments, and other benefits from policies held		26,155	17,088	[1]	37,881	[1]
Other collections from operating activities		629,627	600,521	[1]	906,858	[1]
Types of payment in cash from operating activities
Payments to suppliers for goods and services		(6,470,110)	(5,006,113)	[1]	(7,446,408)	[1]
Payments to and on behalf of employees		(886,921)	(678,825)	[1]	(847,035)	[1]
Payments on premiums and services, annual payments, and other obligations from policies held		(10,050)	(13,287)	[1]	(22,124)	[1]
Other payments for operating activities, net		(3,629,559)	(2,314,081)	[1]	(2,402,306)	[1]
Cash flows from (used in) operating activities
Income taxes paid		(492,495)	(557,683)	[1]	(689,919)	[1]
Other outflows of cash		(255,830)	(88,648)	[1]	(382,392)	[1]
Net cash flows from operating activities		1,870,049	2,532,186	[1]	2,937,879	[1]
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses	[1]				10,141
Cash flows used to obtain control of subsidiaries or other businesses		(720,401)	(4)	[1]
Cash flows used in the purchase of non-controlling interests		(80,768)
Other collections from the sale of equity or debt instruments belonging to other entities		209,535	751,097	[1]	604,561	[1]
Other payments to acquire equity or debt instruments belonging to other entities		(234,346)	(737,236)	[1]	(539,344)	[1]
Other payments to acquire stakes in joint ventures	[1]				(3,895)
Loans to related parties		(224,075)	(34,221)	[1]
Proceeds from the sale of property, plant and equipment	[1]		103,020		76
Purchases of property, plant and equipment		(682,466)	(824,093)	[1]	(1,665,819)	[1]
Purchases of intangible assets		(688,160)	(405,894)	[1]	(415,357)	[1]
Proceeds from the sale of other long-term assets	[1]				2,642
Purchases of other long-term assets		(435,597)
Payments from future, forward, option and swap contracts		(13,860)	(8,692)	[1]	(10,521)	[1]
Collections from future, forward, option and swap contracts		52,564	11,013	[1]	26,373	[1]
Collections from related parties		224,075	252,890	[1]
Dividends received		1,823	1,750	[1]	17,280	[1]
Interest received		100,542	126,435	[1]	89,696	[1]
Other inflows (outflows) of cash, net		11,993	28,977	[1]	27,919	[1]
Net cash flows used in investing activities		(2,479,141)	(734,958)	[1]	(1,856,248)	[1]
Cash flows from (used in) financing activities
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[1]				(3,627)
Payments to acquire or redeem own shares	[1]		(139,083)
Total proceeds from loans		1,503,047	1,577,694	[1]	726,368	[1]
Proceeds from long-term loans		1,434,395	1,350,962	[1]	161,364	[1]
Proceeds from short-term loans		68,652	226,732	[1]	565,004	[1]
Loans from related parties		257,453	107,004	[1]
Payment on borrowings		(1,127,892)	(1,034,434)	[1]	(939,255)	[1]
Payment on financial lease liabilities		(46,975)	(30,837)	[1]	(30,147)	[1]
Payments on loans to related parties		(257,955)	(106,237)	[1]
Dividends paid		(543,774)	(637,864)	[1]	(934,839)	[1]
Interest paid		(343,991)	(360,189)	[1]	(407,443)	[1]
Other inflows (outflows) of cash, net		(28,433)	(469,905)	[1]	(30,428)	[1]
Net cash flows from (used in) financing activities		(588,520)	(1,093,851)	[1]	(1,619,371)	[1]
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes		(1,197,612)	703,377	[1]	(537,740)	[1]
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents		(19,081)	114,071	[1]	9,197	[1]
Net increase (decrease) in cash and cash equivalents		(1,216,693)	817,448	[1]	(528,543)	[1]
Cash and cash equivalents at beginning of period	[1]	2,689,456	1,872,008		2,400,551
Cash and cash equivalents at end of period		$ 1,472,763	$ 2,689,456	[1]	$ 1,872,008	[1]

[1]	(*) See Note 3